Average headcount and number of offices	6 Months Ended
Jun. 30, 2018
Average headcount and number of offices
Average headcount and number of offices

15.   Average headcount and number of offices

The average number of employees at the Bank and the Group, by gender, in the six month periods ended June 30, 2018 and 2017 is as follows:

	Bank		Group
Average headcount	06-30-2018	06-30-2017	06-30-2018	06-30-2017

Men	11,585	11,657	91,051	84,758
Women	9,906	9,787	110,833	106,060
	21,491	21,444	201,884	190,818

The number of offices at June 30, 2018 and December 31, 2017 is as follow:

	Group
Number of offices	06-30-2018	12-31-2017

Spain	4,530	4,546
Foreign	8,952	9,151
	13,482	13,697